WARRANT LIABILITIES - JAWS (Details)	4 Months Ended	6 Months Ended
	Dec. 31, 2020 $ / shares shares	Jun. 30, 2021 item $ / shares shares	Dec. 31, 2019 shares
Class of Warrant or Right [Line Items]
Number of Warrants (in shares) | shares			49,961
Threshold percentage of outstanding Class A securities		50.00%
JAWS Spitfire Acquisition Corporation
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days
Public Warrants exercisable term from the closing of the initial public offering	1 year	12 months
Warrants term	5 years
Threshold period for filling registration statement after business combination	20 days
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Threshold consecutive trading days for redemption of public warrants | item		30
Threshold issue price (in dollars per share)	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold trading days determining volume weighted average trading price	20 days	20 days
Adjustment of exercise price of warrants based on market value and newly issued price	$ 9.20	$ 9.20
Adjustment of redemption price of stock based on market value and newly issued price	115	115
Adjustment of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%
Threshold percentage of outstanding Class A securities		50.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
JAWS Spitfire Acquisition Corporation | Warrants
Class of Warrant or Right [Line Items]
Period of time within which registration statement is expected to become effective		60 days
JAWS Spitfire Acquisition Corporation | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 18.00
Minimum threshold written notice period for redemption of warrants	30 days
Threshold trading days for redemption of warrants	20
Threshold consecutive trading days for redemption of public warrants	30
Redemption Period	3 days
JAWS Spitfire Acquisition Corporation | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10
Minimum threshold written notice period for redemption of warrants	30 days
Threshold trading days for redemption of warrants	20
Threshold consecutive trading days for redemption of public warrants	30
Redemption Period	3 days
Public Warrants | JAWS Spitfire Acquisition Corporation
Class of Warrant or Right [Line Items]
Number of Warrants (in shares) | shares		8,625,000
Public Warrants exercisable term after the completion of a business combination		30 days
Public Warrants exercisable term from the closing of the initial public offering		12 months
Warrants term		5 years
Threshold period for filling registration statement after business combination		20 days
Public Warrants | JAWS Spitfire Acquisition Corporation | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Redemption price per public warrant (in dollars per share)		$ 0.01
Minimum threshold written notice period for redemption of warrants		30 days
Threshold trading days for redemption of warrants | item		20
Threshold consecutive trading days for redemption of public warrants | item		30
Redemption Period		3 days
Public Warrants | JAWS Spitfire Acquisition Corporation | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 10.00
Redemption price per public warrant (in dollars per share)		$ 0.10
Minimum threshold written notice period for redemption of warrants		30 days
Threshold trading days for redemption of warrants		20
Threshold consecutive trading days for redemption of public warrants | item		30
Redemption Period		3 days
Private Placement Warrants | JAWS Spitfire Acquisition Corporation
Class of Warrant or Right [Line Items]
Number of Warrants (in shares) | shares	4,450,000
Public Warrants exercisable term after the completion of a business combination		30 days
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days